Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of segment results
Revenues

Operating revenues by operating segment are as follows:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Floaters	322	482	1,387	2,212
Jack-up rigs	167	193	617	865
Other	52	37	84	92
Total	541	712	2,088	3,169

Depreciation and amortization

Depreciation and amortization by operating segment are as follows:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Floaters	190	298	601	600
Jack-up rigs	46	93	197	210
Total	236	391	798	810

Operating (loss)/income - net (loss)/income

Operating (loss)/income and (loss)/income by operating segment is as follows:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Floaters	(161)	(446)	(622)	759
Jack-up Rigs	(16)	(167)	(112)	267
Other	2	—	6	—
Operating (loss)/income	(175)	(613)	(728)	1,026
Unallocated items:
Total financial items and other	(422)	(3,242)	(2,308)	(982)
(Loss)/income before income taxes	(597)	(3,855)	(3,036)	44

Total assets

Total assets by operating segment are as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Floaters	5,508	9,956
Jack-up Rigs	1,151	3,508
Total Drilling Units and Newbuildings	6,659	13,464
Assets held for sale	—	126
Investments in Associated companies	800	1,473
Marketable securities	57	124
Cash and restricted cash	2,003	1,359
Other assets	1,329	1,436
Total	10,848	17,982

 Capital expenditures – fixed assets [1]

Capital expenditure by operating segment are as follows:

	Successor	Predecessor
	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	December 31, 2017	December 31, 2016
(In $ millions)
Floaters	74	93	128	192
Jack-up Rigs	24	24	22	35
Total	98	117	150	227

Schedule of revenues and fixed assets by geographic area
Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents our revenues and fixed assets by geographic area:

Revenues

Revenues by geographic area are as follows:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Norway	117	82	219	475
Nigeria	108	105	193	431
Brazil	91	188	358	491
Saudi Arabia	78	79	159	200
United States	34	30	291	370
Angola	29	100	482	419
Others (1)	84	128	386	783
Total Revenue	541	712	2,088	3,169

(1)	Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
Fixed assets – drilling units (1)

Drilling unit fixed assets by geographic area are as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Norway	1,326	2,258
Malaysia	1,070	1,809
Spain	875	2,016
Brazil	688	1,816
USA	658	1,266
Others (2)	2,042	4,051
Total	6,659	13,216

(1)
The fixed assets referred to in the table above exclude assets under construction. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

(2)	Other countries represent countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.

Schedule of customer with contract revenues by major customers
In the period from July 2, 2018 through December 31, 2018 (Successor), the period from January 1, 2018 through July 1, 2018 (Predecessor) and the years ended December 31, 2017 (Predecessor) and 2016 (Predecessor), we had the following customers with contract revenues greater than 10% in any of the years presented:

	Successor	Predecessor
	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Total	27%	20%	25%	18%
Saudi Aramco	17%	12%	8%	7%
ConocoPhillips	14%	9%	6%	5%
Petrobras	11%	27%	19%	17%
Equinor	12%	6%	4%	10%
LLOG	6%	5%	15%	13%
ExxonMobil	—%	11%	7%	13%